RELATED PARTY BALANCE AND TRANSACTIONS (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related parties paid back the collected sales proceeds (1)				$ 3,728,337
Related parties advance to the Company for operation (2)			997,536
Payment on behalf of Kaifeng Jufeel for construction vendors (3)			151,116
Collection from a related party for the payment on behalf (4)			1,080,466
Payment on behalf of a related party in operation (5)			1,382,698
Loans repaid from related parties (6)				8,704,916
Sales to related parties (7)			63,985	285,874
Lease from related parties (8)			$ 380,976	$ 349,141
Wholly Owned Subsidiaries [Member] | Jufeel Holdings [Member]
Related parties advance to the Company for operation (2)	$ 71,783	$ 590,126
Loans repaid from related parties (6)	193,292	192,156
Sales to related parties (7)		17,735
Borrowings from a related party (3)	4,424,255
Payment on behalf of a related party in daily operation (4)		$ 1,122,239